SECURITISATIONS AND COVERED BONDS - Analysis of Securitisations and Covered Bonds (Details) £ in Millions, € in Billions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	£ 37,123		£ 33,905
External notes in issue	24,839		21,140
Notes held within the Group	2,990		3,021
Notional amount	269,122		272,315
Euro €35bn Global Covered Bond Programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount | €		€ 35		€ 35
Securitisation programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	9,695		8,210
External notes in issue	5,638		3,929
Notes held within the Group	1,766		1,797
Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	8,935		7,492
External notes in issue	5,088		3,379
Notes held within the Group	1,766		1,797
Holmes | Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	7,090		5,109
External notes in issue	4,887		3,379
Notes held within the Group	562		389
Fosse | Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	1,845		2,383
External notes in issue	201		0
Notes held within the Group	1,204		1,408
Repton | Securitisation programmes | Other asset-backed securitisation structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	760		718
External notes in issue	550		550
Notes held within the Group	0		0
Euro €35bn Global Covered Bond Programme | Covered bond programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Gross assets	27,428		25,695
External notes in issue	19,201		17,211
Notes held within the Group	£ 1,224		£ 1,224